PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment
Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2013 (*)	2012
Cost:
Land and buildings	$5,582	$6,929
Machinery and equipment (1)	34,696	36,849
Motor vehicles	418	676
Office furniture and equipment	1,559	2,293
Software	1,166	1,166
	43,421	47,913

Less: Accumulated depreciation	32,274	35,003
Depreciated cost	$11,147	$12,910

(*) Excluding held for sale assets at December 31, 2013

(1)	The cost is net of investment grants received by Bental in the amount of $274 as of December 31, 2012.